Cash and stock-based compensation plans (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member]
Outstanding Shares (beginning balance)	534	1,812	17,746	18,755	226,410	222,710	166,118
Granted Shares					181,598	94,496	101,496
Forfeited Shares					(54,367)	(20,931)	0
Vested Shares					(85,249)	(69,865)	(44,904)
Outstanding Shares (ending balance)	534	1,812	17,746	18,755	268,392	226,410	222,710
Expected to vest Shares					268,392
Outstanding Weighted average grant date fair value					$ 12.80	$ 10.96	$ 10.20
Granted - Weighted average grant date fair value					$ 17.52	$ 15.84	$ 12.04
Forfeited Shares					$ 13.88	$ 12.63	$ 0
Vested - Weighted average grant date fair value					$ 12.31	$ 11.09	$ 10.59
Outstanding Weighted average grant date fair value					$ 15.93	$ 12.80	$ 10.96
Expected to vest Weighted average grant date fair value					15.93
Outstanding Weighted average remaining contractual term					2 years 1 month 10 days
Vested Aggregate intrinsic value					$ 578
Expected to vest Aggregate intrinsic value					1,510
Aggregate intrinsic value expected to vest					$ 1,510